      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2008

                                                             FILE NO. 333-131133
                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 3                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 38                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 16, 2008, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(l) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 3 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-131133), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated May 16, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 3 does not supercede Post-Effective Amendment No. 2 filed on April 9, 2008.

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-131135       Hartford Variable Universal Life Last Survivor

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-131133       Hartford Variable Universal Life Last Survivor

       SUPPLEMENT DATED MAY 16, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

                SUPPLEMENT DATED MAY 16, 2008 TO YOUR PROSPECTUS

HARTFORD GLOBAL GROWTH HLS FUND:

    Effective August 22, 2008, the Hartford Global Growth HLS Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

    Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the Hartford Global Growth HLS
Fund:

                                            DISTRIBUTION
                                               AND/OR                                ACQUIRED
                                               SERVICE                               FUND FEES
                         MANAGEMENT            (12B-1)              OTHER               AND
UNDERLYING FUND:            FEE                 FEES*              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------
Hartford Global             0.690%                N/A                0.040%              N/A
 Growth HLS Fund --
 Class IA

                                             CONTRACTUAL
                           TOTAL             FEE WAIVER           NET TOTAL
                           ANNUAL              AND/OR               ANNUAL
                         OPERATING             EXPENSE            OPERATING
UNDERLYING FUND:          EXPENSES          REIMBURSEMENT          EXPENSES
-------------------  -----------------------------------------------------------
Hartford Global             0.730%                N/A                0.730%
 Growth HLS Fund --
 Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

    Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

Hartford Global Growth HLS Fund -- Class IA                 Growth of capital                    HL Investment Advisors, LLC
                                                                                                 Sub-advised by Wellington
                                                                                                 Management Company, LLP

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND:

    Effective August 22, 2008, the Hartford U.S. Government Securities HLS Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

    Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the Hartford U.S. Government Securities HLS Fund:

                                            DISTRIBUTION
                                               AND/OR                                ACQUIRED
                                               SERVICE                               FUND FEES
                         MANAGEMENT            (12B-1)              OTHER               AND
UNDERLYING FUND:            FEE                 FEES*              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------
Hartford U.S.               0.450%                N/A                0.020%              N/A
 Government
 Securities HLS
 Fund --Class IA

                                             CONTRACTUAL
                           TOTAL             FEE WAIVER           NET TOTAL
                           ANNUAL              AND/OR               ANNUAL
                         OPERATING             EXPENSE            OPERATING
UNDERLYING FUND:          EXPENSES          REIMBURSEMENT          EXPENSES
-------------------  -----------------------------------------------------------
Hartford U.S.               0.470%                N/A                0.470%
 Government
 Securities HLS
 Fund --Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

    Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

Hartford U.S. Government Securities HLS Fund -- Class IA    Maximize total return with a high    HL Investment Advisors, LLC
                                                            level of current income consistent   Sub-advised by Hartford Investment
                                                            with prudent investment risk         Management Company

AIM V.I. CORE EQUITY FUND:

    Effective August 22, 2008, the AIM V.I. Core Equity Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

    Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the AIM V.I. Core Equity Fund:

                                            DISTRIBUTION
                                               AND/OR                                  ACQUIRED
                                               SERVICE                                FUND FEES
                         MANAGEMENT            (12B-1)              OTHER                AND
UNDERLYING FUND:            FEE                 FEES*              EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------
AIM V.I. Core                0.600%               N/A                 0.280%              0.020%
 Equity Fund --
 Series I

                                            CONTRACTUAL
                           TOTAL             FEE WAIVER               NET TOTAL
                           ANNUAL              AND/OR                  ANNUAL
                         OPERATING            EXPENSE                 OPERATING
UNDERLYING FUND:          EXPENSES         REIMBURSEMENT              EXPENSES
-------------------  -------------------------------------------------------------------
AIM V.I. Core                0.900%              0.010%              0.890%(i)(ii)(iii)(iiii)
 Equity Fund --
 Series I

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

(i) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.

(ii) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(iii) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (a) interest; (b) taxes; (c) dividend expense on short sales; (d) extraordinary items; (e) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (f) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2009.

(iiii) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

AIM V.I. Core Equity Fund -- Series I                       Growth of capital                    Invesco Aim Advisors, Inc.
                                                                                                 Sub-adviser: Advisory entities
                                                                                                 affiliated with Invesco Aim
                                                                                                 Advisors, Inc.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6684

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(8)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(2)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)    Form of Reinsurance Contract.(5)
(h)    Form of Participation Agreement.(7)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(9)
(m)    Calculations.(9)
(n)    Consent of Deloitte & Touche.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(9)
(r)    Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(3)  To be filed by subsequent amendment.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 1 of the Registration Statement on Form S-6, File No. 333-67373, on April 13, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-131135, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-131133, filed with the Securities and Exchange Commission on May 3, 2006.

(9) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Timothy M. Fitch                    Senior Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President
Thomas P. Kalmbach                  Vice President, Actuary
John F. Keenan                      Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VLI I

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken                    Chief Financial Officer, Controller/FINOP
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox               AML Compliance Officer, Chief Legal Officer
Neil S. Chaffee                 Vice President/HLPP
James Davey                     Senior Vice President/RPG Business Line Principal, Director
John C. Walters                 Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 16th day of May, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
John C. Walters, President, Chief Executive Officer and Chairman
 of the Board, Director*
Lizabeth H. Zlatkus, Director*                                     *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
David M. Znamierowski, Executive Vice President & Chief                   Jerry K. Scheinfeldt
 Investment Officer, Director*                                            Attorney-in-Fact
                                                                   Date:  May 16, 2008

333-131133

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP
      1.3  Copy of Power of Attorney